ProShares Ultra Platinum K-1 Free ETF Investment Risks - ProShares Ultra Platinum K-1 Free ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksEstimated Fund ReturnsPPLT PerformanceOne Year Volatility RateOneYearPPLTTwo times(2x) theOne YearPPLT10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●PPLT Investing Risk – The Fund’s performance depends on the performance of PPLT. The price of PPLT can be affected by a number of factors. Unlike many exchange-traded funds, PPLT does not generally invest in operating companies. Instead, PPLT seeks to provide exposure to the price of platinum by holding physical platinum in custody. PPLT is subject to certain risks, any of which may adversely affect its net asset value per share, trading price, total return, and ability to meet its investment objective. For example, platinum prices may be highly volatile and may fluctuate significantly due to changes in global supply and demand, industrial usage, geopolitical developments, inflation expectations, interest rate movements, currency fluctuations, and broader macroeconomic conditions. Because PPLT’s shares are backed by physical platinum rather than income-generating assets, investors rely solely on changes in the price of platinum for returns, and the trust does not generate yield. Because the Fund obtains exposure to PPLT through derivatives, it does not have the same rights as a direct shareholder in PPLT. In addition, PPLT may trade at a premium or discount to its net asset value, and there is no guarantee that an active trading market for its shares will be maintained. The trust is also subject to operational risks associated with the custody, storage, transportation, and insurance of its platinum holdings, as well as potential regulatory or tax changes affecting commodity investment vehicles. Any of these factors may materially and adversely impact the price of PPLT, increase the volatility of an investment in PPLT and have a negative impact on the performance of the Fund.
Platinum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risks Specific to the Platinum Markets — Several factors may affect the price of platinum and, in turn, the platinum instruments and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of platinum, changes in mining output or production costs, technological developments in extraction or refining processes, shifts in the attitude of speculators and investors towards platinum, large purchases or sales of platinum by large institutions, geopolitical events or regulatory changes affecting platinum-producing countries, and fluctuations in currency exchange rates, particularly the U.S. dollar. It is possible that under extraordinary market conditions, platinum could experience significant market disruptionsor other pricing anomalies. The Fund could be subject to substantial losses.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of PPLT falls than a similar fund that does not use leverage because leverage will magnify the performance of PPLT. The use of such leverage increases the risk of a total loss of your investment. If PPLT approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in PPLT than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of PPLT rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of the return and volatility (how much the value of PPLT moves up and down from day-to-day) of PPLT on your holding period return. The volatility of PPLT has a negative impact on Fund returns. During periods of higher volatility, the volatilityof PPLT may affect the Fund’s returns as much as or more than the return of PPLT. The following table illustrates the impact of the volatility and return of PPLT on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller gains or losses and higher volatility in PPLT. Your return will tend to be better than the Daily Target when there are larger gains or losses and lower volatility in PPLT. You may lose money when the return of PPLT is flat (i.e., close to zero) and you may lose money when PPLT falls. The table uses hypothetical annualized volatility and returns of PPLT to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return of PPLT for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of PPLT. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual return of PPLT were -20%. However, as the table shows, with a one-year return of PPLT of -20% and an annualized volatility of PPLT of 50%, the Fund could be expected to return -50.2%.The annualized historical volatility rate for PPLT for the five-year period ended March 31, 2026 was 32.33%. The highest March to March volatility rate for PPLT during the five-year period ended March 31, 2026 was 50.16% (March 31, 2026). The annualized total return performance of PPLT for the five-year period ended March 31, 2026 was 9.91%. The historical volatility and performance of PPLT do not predict future volatility and performance of PPLT. For more information, including additional graphs and charts demonstrating the effects of the volatility and return of PPLT on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of PPLT. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to PPLT is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to PPLT that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to PPLT consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to PPLT will cause the Fund’s performance to deviate from its investment objective.○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if PPLT has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like PPLT. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. When the Fund invests in swaps that use PPLT as the reference asset, the Fund will be subject to the risks of that PPLT including the risk that the PPLT may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the PPLT may not correlate to the performance of platinum. For example, the performance of the PPLT may vary from the performance of platinum due to the fees and expenses of PPLT among other factors.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Concentration Risk — The Fund has a significant exposure to platinum. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across different commodities or asset classes.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer and in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to PPLT until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of PPLT.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of PPLT. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of PPLT, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on PPLT shares. A halt in trading of PPLT is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.